Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000231837 [Member] | Consulate Re 2025 10 4 044 12 31 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231837 [Member] | Consulate Re 2025 11 4 044 12 31 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231837 [Member] | Sanders Re III Ltd 6 5 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231837 [Member] | Residential Reinsurance 2023 Ltd 12 6 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231837 [Member] | Sanders RE II Ltd 4 8 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231837 [Member] | Everglades Re II Ltd 5 19 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231837 [Member] | Mona Lisa Re Ltd 6 25 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231837 [Member] | Lightning Re Series 2023 1 3 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000231837 [Member] | Foundation Re IV Ltd 1 8 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231837 [Member] | Cape Lookout Re Ltd 4 28 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231837 [Member] | Global [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000231837 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000231837 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000231837 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000231837 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000231837 [Member] | Preferred Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000231837 [Member] | Event Linked Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.90%
C000231837 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237757 [Member] | United States Treasury Note 4 250 8 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000237757 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000237757 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000237757 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%